Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Outstanding Convertible Preferred Stock Warrant Assumptions

The Company determined the fair value of the outstanding convertible preferred stock warrant as of August 17, 2012, the date the anti-dilution provision was no longer applicable, and December 31, 2011 with the following assumptions:

	As of August 17, 2012	As of December 31, 2011
Estimated term (in years)	5.9	1.0
Risk-free interest rate	1.0%	0.1%
Expected volatility	53%	55%
Expected dividend yield	0%	0%